NON-CASH SHARE-BASED COMPENSATION - Schedule of Valuation Inputs (Details) - PSUs	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate of interest	3.30%	1.30%	0.20%
Volatility	31.00%	37.00%	35.00%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Correlation with comparator group range	0.01	0.01	0.02
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Correlation with comparator group range	0.30	0.36	0.36